Supplemental Guarantor Information (Balance Sheet) (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2014	Dec. 31, 2013	Sep. 30, 2013	Apr. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Assets
Cash and cash equivalents	$ 101,704	$ 109,998	$ 126,371		$ 4,980	$ 5,866
Cash held in trust					2,917
Accounts receivable	16,105	4,438			897
Inventories	461,566	184,072			77,305
Prepaid expenses and other assets	27,502	8,415			2,057
Deferred tax asset. net	719	(912)
Property and equipment, net	11,848	3,360			2,517
Amortizable intangible assets, net	5,900	1,877
Goodwill	13,249	479
Assets of consolidated variable interest entities:
Cash and cash equivalents					623
Inventories					1,989
Total Assets	638,593	312,639			90,673
Liabilities:
Accounts payable	10,102	8,313			2,459
Accrued expenses and other liabilities	50,674	30,358			19,095
Deferred tax liability, net		912		600
Payable to affiliates					95
Notes payable and revolving loan agreement	210,048	1,500			33,206
Subordinated obligation due to member					11,244
Liabilities of consolidated variable interest entities:
Accrued expenses					13
Total liabilities	270,824	41,083			66,112
Equity:
Total stockholders' equity	367,769	271,556		38,660	24,561	28,531
Total liabilities and stockholders' equity	638,593	312,639			90,673
Consolidated Entity Excluding Variable Interest Entities (VIE) [Member]
Assets
Cash and cash equivalents		109,998			4,357
Inventories		184,072			75,316
Liabilities:
Accounts payable		588			2,459
Accrued expenses and other liabilities		38,083			19,095
Parent [Member]
Assets
Cash and cash equivalents	93,796	106,614	122,944		4,146	5,789
Investment in and advances to subsidiaries	476,465	169,962			52,127
Prepaid expenses and other assets	5,118	547
Deferred tax asset. net	719
Assets of consolidated variable interest entities:
Total Assets	576,098	277,123			56,273
Liabilities:
Accrued expenses and other liabilities	9,772	4,655
Deferred tax liability, net		912
Payable to affiliates					95
Notes payable and revolving loan agreement	198,557				20,373
Subordinated obligation due to member					11,244
Liabilities of consolidated variable interest entities:
Total liabilities	208,329	5,567			31,712
Equity:
Total stockholders' equity	367,769	271,556			24,561
Total liabilities and stockholders' equity	576,098	277,123			56,273
Parent [Member] | Consolidated Entity Excluding Variable Interest Entities (VIE) [Member]
Assets
Cash and cash equivalents					4,146
Liabilities:
Accrued expenses and other liabilities		4,655
Guarantor Subsidiaries [Member]
Assets
Cash and cash equivalents	7,908	3,384	3,427		211	34
Accounts receivable	16,105	4,438			897
Inventories	461,566	184,072
Prepaid expenses and other assets	22,384	7,868			2,057
Property and equipment, net	11,848	3,360			2,517
Amortizable intangible assets, net	5,900	1,877
Goodwill	13,249	479
Assets of consolidated variable interest entities:
Total Assets	538,960	205,478			80,998
Liabilities:
Accounts payable	10,102	8,313			2,459
Accrued expenses and other liabilities	40,902	25,703			19,095
Notes payable and revolving loan agreement	11,491	1,500			12,833
Liabilities of consolidated variable interest entities:
Total liabilities	62,495	35,516			34,387
Equity:
Total stockholders' equity	476,465	169,962			46,611
Total liabilities and stockholders' equity	538,960	205,478			80,998
Guarantor Subsidiaries [Member] | Consolidated Entity Excluding Variable Interest Entities (VIE) [Member]
Assets
Cash and cash equivalents					211
Inventories					75,316
Liabilities:
Accounts payable		588
Accrued expenses and other liabilities		33,428
Non-Guarantor Subsidiaries [Member]
Assets
Cash and cash equivalents					623	43
Cash held in trust					2,917
Assets of consolidated variable interest entities:
Cash and cash equivalents					623
Inventories					1,989
Total Assets					5,529
Liabilities of consolidated variable interest entities:
Accrued expenses					13
Total liabilities					13
Equity:
Total stockholders' equity					5,516
Total liabilities and stockholders' equity					5,529
Elimination Entries [Member]
Assets
Investment in and advances to subsidiaries	(476,465)	(169,962)			(52,127)
Assets of consolidated variable interest entities:
Total Assets	(476,465)	(169,962)			(52,127)
Equity:
Total stockholders' equity	(476,465)	(169,962)			(52,127)
Total liabilities and stockholders' equity	$ (476,465)	$ (169,962)			$ (52,127)